Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone (215) 564-8000 Fax (215) 564-8120

J. Stephen Feinour

jfeinourjr@stradley.com

(215) 564-8521

1933 Act Rule 485(b)

1933 Act File No. 333-212418

1940 Act File No. 811-23167

June 21, 2018

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	OSI ETF Trust (the “Trust”)
File Nos. 333-212418 and 811-23167

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the prospectus dated May 31, 2018, for O’Shares Quality Artificial Intelligence ETF, a series of the Trust, as filed pursuant to Rule 497(c) under the 1933 Act on June 5, 2018 (Accession Number: 0001680359-18-000245).

If you have any questions regarding this filing, please contact me at the above-referenced telephone number.

Very truly yours,

/s/ J. Stephen Feinour

J. Stephen Feinour

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase